Income Taxes - Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal tax at statutory rate	$ (55,951)	$ (73,849)	$ (29,657)
State and local taxes	(4,895)	945	1,370
Deferred tax assets generated in current year not benefited	(6,246)	(4,916)	(3,311)
Foreign income tax rate differential	22,016	30,387	20,002
Non-deductible expenses	(15,828)	(14,252)	(1,274)
Stock-based compensation expense	(5,890)	(3,922)	(4,496)
Change in valuation allowance	11,995	710	1,655
Foreign financing activities	(26,708)
Foreign financing activities		2,592	2,981
Loss on debt extinguishment	(8,288)	0	0
Gain on divestments	8,828	0	0
Uncertain tax positions reserve	(9,371)	(3,191)	(463)
Tax adjustments related to REIT	45,060	45,823	(324,142)
Other, net	(173)	(3,551)	(8,124)
Provision for income taxes	$ (45,451)	$ (23,224)	$ (345,459)